Fair Value Measurements - Schedule of Changes in the Fair Value of Level 3 Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Forward Purchase Agreement asset [Member]
Schedule of Changes in the Fair Value of Level 3 Financial Assets and Liabilities [Line Items]
Fair value, Begining balance	$ 155
Initial measurement at the issuance date (Note 12)		494
Settlement	(132)
Change in fair value	(23)	339
Fair value, Ending balance		155
SEPA Put Rights Asset [Member]
Schedule of Changes in the Fair Value of Level 3 Financial Assets and Liabilities [Line Items]
Fair value, Begining balance	188
Initial measurement at the issuance date (Note 12)		1,551
Settlement
Change in fair value	(175)	1,363
Fair value, Ending balance	13	188
Embedded Derivative Liability [Member]
Schedule of Changes in the Fair Value of Level 3 Financial Assets and Liabilities [Line Items]
Fair value, Begining balance	80
Initial measurement at the issuance date (Note 12)	93	69
Settlement	(703)
Change in fair value	623	(11)
Fair value, Ending balance	$ 93	$ 80